SHORT-TERM INVESTMENTS (Schedule Of Available-for-Sale Securities Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Available-for-sale:
Costs			$ 29,303
Gross unrealized gains (losses)
Gross unrealized losses			$ (1,493)
Other-than -temporary impairment
Fair value			$ 27,810
Equity securities [Member]
Available-for-sale:
Costs	[1]		29,303
Gross unrealized gains (losses)	[1]
Gross unrealized losses	[1]		$ (1,493)
Other-than -temporary impairment	[1]
Fair value	[1]		$ 27,810

[1]	During the years ended December 31, 2013, 2014 and 2015, the Company purchased and sold several stocks and recorded $55,506, $175,100 and $3,568 of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $1,050 and $157 in the years ended December 31, 2014 and 2015, respectively, and recognized these as realized gain of short-term investments.